Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Office Lease Agreement

AgeX leases office space in Alameda, California. For 2022 base monthly rent was $1,074 and for 2023 base monthly rent is $844 for slightly less space at the same building. The lease also includes office furniture rental, janitorial services, utilities, and internet service.

ASC 842

For the office lease, AgeX has elected to not apply the recognition requirements under ASC 842 as lease cost on a straight-line basis over the lease term because the amount of the lease payments is not deemed material.

There were no future minimum lease commitments as of June 30, 2023.

Litigation – General

AgeX is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When AgeX is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, AgeX will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, AgeX discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. AgeX is not aware of any claims likely to have a material adverse effect on its financial condition or results of operations.

Tax Filings

AgeX tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes AgeX has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the unaudited condensed consolidated interim financial statements.

Employment Contracts

AgeX has entered into employment contracts with certain executive officers. Under the provisions of the contracts, AgeX may be required to incur severance obligations for matters relating to changes in control, as defined, and involuntary terminations.

Indemnification

In the normal course of business, AgeX may provide indemnifications of varying scope under AgeX’s agreements with other companies or consultants, typically for AgeX’s research and development programs. Pursuant to these agreements, AgeX will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties in connection with AgeX’s research and development. Indemnification provisions could also cover third-party infringement claims with respect to patent rights, copyrights, or other intellectual property licensed from AgeX to third parties. Office and laboratory leases will also generally indemnify the lessor with respect to certain matters that may arise during the term of the lease. The sales agreement between AgeX and Chardan also includes indemnification provisions pursuant to which the parties have agreed to indemnify each other from certain liabilities that could arise from the offer and sale of AgeX common stock through the ATM facility, including liabilities under the Securities Act. Similarly, the Registration Rights Agreement between Juvenescence and AgeX includes indemnification provisions pursuant to which the parties will indemnify each other from certain liabilities in connection with the registration, offer, and sale of securities under a registration statement, including liabilities arising under the Securities Act. AgeX has also agreed to provide the AST Indemnity pursuant to the Letter of Indemnification described in Note 5, Related Party Transactions. The term of these indemnification obligations will generally continue in effect after the termination or expiration of the particular license, lease, or agreement to which they relate. The potential future payments AgeX could be required to make under these indemnification agreements will generally not be subject to any specified maximum amount. Historically, AgeX has not been subject to any claims or demands for indemnification. AgeX also maintains various liability insurance policies that limit AgeX’s financial exposure and in the case of the AST Indemnity AgeX has received a cross-indemnity from Juvenescence against all claims, damages, liabilities or losses arising out of the AST Indemnity. As a result, AgeX believes the fair value of these indemnification agreements is minimal. Accordingly, AgeX has not recorded any liabilities for these agreements to date.

Notice of Delisting

On April 20, 2023, AgeX received a letter (the “2023 Deficiency Letter”) from the staff of the Exchange indicating that AgeX does not meet certain of the Exchange’s continued listing standards as set forth in Sections 1003(a)(i), (ii), and (iii) of the Exchange Company Guide in that AgeX has stockholders equity of less than (A) $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years, (B) $4,000,000 and has incurred losses from continuing operations and/or net losses during three out of four of its most recent fiscal years, and (C) $6,000,000 or more and has reported losses from continuing operations and/or net losses in its five most recent fiscal years. The 2023 Deficiency Letter states that as AgeX remains subject to the conditions set forth in prior letters from the Exchange with respect to AgeX’s deficiencies in stockholders equity, and if AgeX is not in compliance with all of the Exchange’s stockholders equity standards, or does not make progress consistent with AgeX’s Exchange approved plan to come into compliance with the Exchange’s continued listing standards, by May 17, 2023, the Exchange will initiate delisting proceedings as appropriate.

On May 17, 2023 AgeX received a notice from the staff of the Exchange indicating that they intend to commence proceedings to delist AgeX common stock from the Exchange based upon AgeX’s non-compliance with the stockholders’ equity requirements set forth in Sections 1003(a)(i), (ii) and (iii) of the Exchange’s Company Guide by the end of a compliance plan period that expired on May 17, 2023. Specifically, AgeX does not meet the continued listing standards because it has stockholders equity of less than (A) $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years, (B) $4,000,000 and has incurred losses from continuing operations and/or net losses during three out of four of its most recent fiscal years, and (C) $6,000,000 or more and has reported losses from continuing operations and/or net losses in its five most recent fiscal years.

On May 24, 2023, AgeX filed a request for a review of the delisting determination by a Committee of the Board of Directors of the Exchange. On May 31, 2023, AgeX received a notice from the staff of the Exchange which scheduled a hearing for July 25, 2023.

On July 24, 2023, AgeX increased its stockholders equity and remediated the deficiency by issuing shares of preferred stock to Juvenescence in exchange for the extinguishment of $36 million of indebtedness owed to Juvenescence. See Note 12, Subsequent Events, for further details.

10. Commitments and Contingencies

Office Lease Agreement

Effective January 1, 2021, AgeX relocated its principal offices to a 135 square foot leased space in a building located in an office and research park in Alameda, California. Base monthly rent was $947 for the first year of the lease term. In September 2021, AgeX extended its office lease for another year, effective January 1, 2022, at a monthly rent of $1,074. In October 2022, AgeX entered into a new one-year lease that became effective January 1, 2023 for a different space, comprising of 101 square feet, in the same building, at a monthly rent of $844. The lease also includes office furniture rental, janitorial services, utilities, and internet service.

ASC 842

For the office lease, AgeX has elected to not apply the recognition requirements under ASC 842 and instead recognized the lease payments as lease costs on a straight-line basis over the lease term, as the amount of the lease payments is not deemed material.

There were no future minimum lease commitments as of December 31, 2022.

Litigation – General

AgeX is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and others. When AgeX is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, AgeX will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, AgeX discloses the claim if the likelihood of a potential loss is reasonably possible and the amount involved could be material. AgeX is not aware of any claims likely to have a material adverse effect on its financial condition or results of operations.

Tax Filings

AgeX tax filings are subject to audit by taxing authorities in jurisdictions where it conducts business. These audits may result in assessments of additional taxes that are subsequently resolved with the authorities or potentially through the courts. Management believes AgeX has adequately provided for any ultimate amounts that are likely to result from these audits; however, final assessments, if any, could be significantly different than the amounts recorded in the consolidated financial statements.

Employment Contracts

AgeX has entered into employment contracts with certain executive officers. Under the provisions of the contracts, AgeX may be required to incur severance obligations for matters relating to changes in control, as defined, and involuntary terminations.

Indemnification

In the normal course of business, AgeX may provide indemnifications of varying scope under AgeX’s agreements with other companies or consultants, typically for AgeX’s research and development programs. Pursuant to these agreements, AgeX will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties in connection with AgeX’s research and development. Indemnification provisions could also cover third-party infringement claims with respect to patent rights, copyrights, or other intellectual property licensed from AgeX to third parties. Office and laboratory leases will also generally indemnify the lessor with respect to certain matters that may arise during the term of the lease. The sales agreement between AgeX and Chardan also includes indemnification provisions pursuant to which the parties have agreed to indemnify each other from certain liabilities that could arise from the offer and sale of AgeX common stock through the ATM facility, including liabilities under the Securities Act. Similarly, the Registration Rights Agreement between Juvenescence and AgeX includes indemnification provisions pursuant to which the parties will indemnify each other from certain liabilities in connection with the registration, offer, and sale of securities under a registration statement, including liabilities arising under the Securities Act. The term of these indemnification obligations will generally continue in effect after the termination or expiration of the particular license, lease, or agreement to which they relate. The potential future payments AgeX could be required to make under these indemnification agreements will generally not be subject to any specified maximum amount. Historically, AgeX has not been subject to any claims or demands for indemnification. AgeX also maintains various liability insurance policies that limit AgeX’s financial exposure. As a result, AgeX believes the fair value of these indemnification agreements is minimal. Accordingly, AgeX has not recorded any liabilities for these agreements as of December 31, 2022 and 2021.

Paycheck Protection Program Loan

On April 13, 2020, AgeX obtained a loan in the amount of $432,952 from a bank under the Paycheck Protection Program (the “PPP Loan”). The PPP Loan bore interest at a rate of 1% per annum. No payments were due on the PPP Loan during a six month deferral period commencing on the date of the promissory note. Commencing one month after the expiration of the deferral period, and continuing on the same day of each month thereafter until the maturity date of the PPP Loan, monthly payments of principal and interest became due, in an amount required to fully amortize the principal amount outstanding on the PPP Loan by the maturity date. The maturity date was April 13, 2022. The principal amount of the PPP Loan was subject to forgiveness under the Paycheck Protection Program (the “Program”) to the extent of PPP Loan proceeds that were used to pay expense permitted by the Program, including payroll, rent, and utilities during the time frame permitted by the Program. On February 19, 2021, the PPP Loan was forgiven in full.

On December 27, 2020, the Consolidated Appropriations Act of 2021 was signed into law, retroactively allowing a federal deduction of the expenses that gave rise to the PPP Loan forgiveness. California does not allow a deduction for these expenses for publicly traded companies.

Notice of Delisting

On June 1, 2020, AgeX received a letter (the “Deficiency Letter”) from the staff of the NYSE American (the “Exchange”) indicating that AgeX does not meet certain of the Exchange’s continued listing standards as set forth in Section 1003(a)(i) of the Exchange Company Guide in that AgeX has stockholders’ equity of less than $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years. Pursuant to Section 1009 of the Exchange Company Guide and as provided in the Deficiency Letter AgeX provided the Exchange staff with a plan (the “Compliance Plan”) advising the Exchange staff of action AgeX has taken and will take that would bring AgeX into compliance with the Exchange’s continued listing standards by December 1, 2021. The Exchange staff has accepted the Compliance Plan.

On April 15, 2021, AgeX regained compliance with all of the Exchange’s continued listing standards set forth in Part 10 of the Exchange Company Guide. Specially, the Exchange has resolved the continued listing deficiency with respect to Section 1003(a)(i) of the Exchange Company Guide.

On November 17, 2021, AgeX received a second deficiency letter (“2021 Deficiency Letter”) from the staff of the Exchange indicating that AgeX does not meet certain of the Exchange’s continued listing standards as set forth in Section 1003(a)(i) and (ii) of the Exchange Company Guide in that AgeX had stockholders equity of less than $2,000,000 and had incurred losses from continuing operations and/or net losses during the two most recent fiscal years, and that AgeX had stockholders equity of less than $4,000,000 and had incurred losses from continuing operations and/or net losses during three out of four of the most recent fiscal years. Pursuant to Section 1009 of the Exchange Company Guide and as provided in the 2021 Deficiency Letter, AgeX provided the Exchange staff with an updated plan (the “2021 Plan”) during December 2021 advising the Exchange staff of action that AgeX had taken and will take that would bring AgeX into compliance with the Exchange’s continued listing standards. The Exchange staff accepted the 2021 Plan which was subsequently revised by AgeX in the course of the Exchange’s continued monitoring of AgeX’s progress to attain compliance with the continued listing standards. During November 2022, the Exchange sent AgeX a notification indicating that the Exchange has accepted the revised 2021 Plan and has granted AgeX an extension of time to regain compliance with the Exchange’s continued listing standards as set forth in Section 1003(a)(i) and (ii) of the Exchange Company Guide by increasing stockholders equity to not less than $4,000,000. The Exchange staff will periodically review AgeX’s adherence to the revised 2021 Plan milestones. If we are not in compliance with the continued listing standards by May 17, 2023, or if AgeX does not make progress consistent with the revised 2021 Plan during the plan period, the Exchange will initiate delisting proceedings as appropriate.

AgeX intends to make arrangements to have its common stock quoted on an interdealer quotation system if its common stock is delisted from the Exchange.